Investment Portfolio - September 30, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

MUNICIPAL BONDS - 90.1%
ALABAMA - 0.4%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$998,800

ALASKA - 0.7%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	764,106
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	934,734
		1,698,840
CALIFORNIA - 0.6%
California, G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,447,076

COLORADO - 0.8%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	801,680
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,033,689
		1,835,369
DISTRICT OF COLUMBIA - 3.2%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,329,351
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,111,333
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,165,662
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	1,972,460
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,024,466
		7,603,272
FLORIDA - 8.1%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,163,466
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2024	500,000	503,440
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	521,328
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	539,339
Florida
Series A, G.O. Bond, 5.000%, 6/1/2025	1,857,000	1,893,735
Series B, G.O. Bond, 5.000%, 6/1/2024	930,000	936,991
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	480,018
	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	$1,066,121
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,050,525
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,073,832
Miami-Dade County, Water & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 10/1/2028	2,000,000	2,121,220
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	680,775
School District of Broward County, School Impt., G.O. Bond, 5.000%, 7/1/2032	1,895,000	2,068,947
Tampa, Water & Wastewater System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 10/1/2034	950,000	1,042,560
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,049,530
		19,191,827
GEORGIA - 2.7%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	833,234
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	5,488,499
		6,321,733
HAWAII - 1.9%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,086,281
Hawaii
Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,540,486
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	463,187
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	525,077
		4,615,031
ILLINOIS - 3.3%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond, 3.000%, 12/1/2023	625,000	623,821
Illinois, Public Impt., Series A, G.O. Bond, 5.000%, 11/1/2024	1,800,000	1,814,707
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,024,895
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	742,937
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,067,831
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,602,952
		7,877,143

Investment Portfolio - September 30, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

MUNICIPAL BONDS (continued)
INDIANA - 0.4%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	$1,056,145

IOWA - 0.4%
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	939,714

KANSAS - 0.2%
Wichita, Water & Sewer Utility, Series A, Revenue Bond, 5.000%, 10/1/2024	500,000	505,034

KENTUCKY - 1.7%
Kentucky Municipal Power Agency, Series A, Revenue Bond, NATL, 5.000%, 9/1/2024	1,355,000	1,354,379
Louisville/Jefferson County Metropolitan Government, Public Impt., G.O. Bond, 4.900%, 11/15/2023	2,760,000	2,757,512
		4,111,891
LOUISIANA - 0.2%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	517,880

MAINE - 0.5%
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	701,726
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	594,926
		1,296,652
MARYLAND - 5.3%
Baltimore County, G.O. Bond, 5.000%, 8/1/2028	1,000,000	1,066,338
Frederick County, Public Impt., G.O. Bond, 5.000%, 4/1/2035	1,750,000	1,939,406
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2028	905,000	965,473
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,458,584
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,070,878
Series B, G.O. Bond, 5.000%, 8/1/2025	1,000,000	1,022,149
Maryland Health & Higher Educational Facilities Authority, Prerefunded Balance, Revenue Bond, 5.000%, 7/1/2030	1,010,000	1,029,829
		12,552,657
MASSACHUSETTS - 4.2%
Commonwealth of Massachusetts
Series B, G.O. Bond, 5.000%, 7/1/2029	775,000	837,170
Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,182,772
	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

MUNICIPAL BONDS (continued)
MASSACHUSETTS (continued)
Massachusetts
Public Impt., Series D, G.O. Bond, 5.000%, 4/1/2026	1,095,000	$1,131,181
Series B, G.O. Bond, 5.000%, 7/1/2024	410,000	413,637
The Massachusetts Clean Water Trust, Water Utility Impt., Revenue Bond, 5.000%, 2/1/2030	2,100,000	2,272,343
		9,837,103
MINNESOTA - 0.4%
Minnesota, Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,053,960

MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	461,079

MISSOURI - 1.9%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	521,142
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,686,422
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	751,471
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,457,158
		4,416,193
NEBRASKA - 2.1%
Lincoln Electric System Revenue, Series A, Prerefunded Balance, Revenue Bond, 5.000%, 9/1/2030	1,000,000	1,022,387
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	684,946
Omaha Public Power District
Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,055,505
Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	2,124,881
		4,887,719
NEVADA - 0.5%
Washoe County School District, School Impt., Series A, G.O. Bond, 5.000%, 10/1/2025	1,230,000	1,256,053

NEW JERSEY - 1.3%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	734,685
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	789,632
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,466,032
		2,990,349

Investment Portfolio - September 30, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW MEXICO - 0.8%
Albuquerque, Series D, G.O. Bond, 5.000%, 7/1/2025	1,000,000	$1,020,152
Bernalillo County, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 8/15/2024	785,000	786,410
		1,806,562
NEW YORK - 12.6%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	1,859,473
New York, Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,530,817
New York City
Public Impt., Subseries F-3, G.O. Bond, 5.000%, 12/1/2024	825,000	835,503
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,673,730
Series D, G.O. Bond, 1.216%, 8/1/2026	1,200,000	1,072,877
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	1,968,809
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,594,036
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,595,586
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 3.650%, 11/1/2024	635,000	621,563
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond, 5.652%, 2/15/2030	1,000,000	1,012,174
School Impt., Series E, Revenue Bond, AGM, 5.000%, 10/1/2025	860,000	860,329
Series C, Prerefunded Balance, Revenue Bond, 0.887%, 3/15/2025	950,000	890,234
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,005,924
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,220,751
New York State Urban Development Corp.
Correctional Facility Impt., Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,369,895
Economic Impt., Correctional Facility Impt., Series B, Revenue Bond, 2.020%, 3/15/2024	475,000	467,160
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,273,444
		29,852,305
	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA - 2.9%
Charlotte, Water & Sewer System, Revenue Bond, 5.000%, 7/1/2024	1,235,000	$1,245,980
Mecklenburg County, School Impt., G.O. Bond, 5.000%, 3/1/2030	3,675,000	3,999,976
North Carolina Turnpike Authority, Highway Impt., Prerefunded Balance, Revenue Bond, 5.000%, 2/1/2024	1,500,000	1,502,284
		6,748,240
NORTH DAKOTA - 2.1%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	2,375,137
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,484,647
		4,859,784
OHIO - 3.6%
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,160,026
Cincinnati, Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 12/1/2032	1,410,000	1,550,517
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,048,894
Mason
Recreational Facility Impt., Series A, G.O. Bond, 3.000%, 12/1/2023	595,000	593,871
Recreational Facility Impt., Series B, G.O. Bond, 2.000%, 12/1/2023	680,000	677,637
Ohio
Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	1,946,039
Series A, G.O. Bond, 5.000%, 6/15/2028	500,000	533,244
Series A, G.O. Bond, 5.000%, 6/15/2029	1,000,000	1,078,927
		8,589,155
PENNSYLVANIA - 2.7%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	799,735
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	905,794
Highway Impt., Series A-1, Revenue Bond, 5.000%, 12/1/2023	1,200,000	1,201,322
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	608,487
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,485,046
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	319,590
		6,319,974

Investment Portfolio - September 30, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

MUNICIPAL BONDS (continued)
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	$877,963

TENNESSEE - 3.1%
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,067,275
Knoxville, Wastewater System, Sewer Impt., Series A, Revenue Bond, 5.000%, 4/1/2032	2,500,000	2,741,732
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	600,567
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	508,927
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,300,496
Sullivan County, Correctional Facility Impt., G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,047,629
		7,266,626
TEXAS - 8.6%
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,472,549
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,832,058
Houston, Combined Utility System, Series A, Revenue Bond, 5.000%, 11/15/2031	1,140,000	1,237,315
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,296,206
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,569,932
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2026	500,000	500,739
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,051,832
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	978,120
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,130,818
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,440,803
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	198,890
Revenue Bond, 5.000%, 12/15/2027	600,000	595,339
Revenue Bond, 5.000%, 12/15/2028	250,000	247,472
Texas Water Development Board
Water Utility Impt., Revenue Bond, 5.000%, 10/15/2025	1,000,000	1,025,008
	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Texas Water Development Board (continued)
Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/15/2025	1,845,000	$1,891,139
		20,468,220
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	859,459

VIRGINIA - 1.8%
Fairfax County, Public Impt., Series A, Prerefunded Balance, G.O. Bond, 5.000%, 10/1/2035	3,580,000	3,692,653
Richmond, Public Utility, Series B, Revenue Bond, 2.086%, 1/15/2025	515,000	492,782
		4,185,435
WASHINGTON - 8.0%
King, Sewer County, Revenue Bond, 5.000%, 7/1/2035	2,050,000	2,129,633
Seattle, Municipal Light & Power, Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,092,805
Seattle, Water System, Water Utility Impt., Revenue Bond, 5.000%, 9/1/2025	3,000,000	3,069,355
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,063,271
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,040,592
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,571,311
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	3,941,888
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,101,283
		19,010,138
WEST VIRGINIA - 0.8%
West Virginia, Series A, G.O. Bond, 5.000%, 6/1/2025	1,860,000	1,895,586

WISCONSIN - 1.3%
Mid-St. Technical College District, G.O. Bond, 2.000%, 3/1/2024	600,000	594,447
Milwaukee Metropolitan Sewerage District, Sewer Impt., Series A, G.O. Bond, 4.000%, 10/1/2026	1,900,000	1,917,711
Western Technical College District, Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	592,708
		3,104,866
TOTAL MUNICIPAL BONDS
(Identified Cost $229,149,296)		213,315,833

MUTUAL FUND - 2.7%
iShares National Muni Bond ETF
(Identified Cost $7,083,058)	62,191	6,377,065

Investment Portfolio - September 30, 2023

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL
	AMOUNT1 /
	SHARES	VALUE

U.S. TREASURY SECURITIES - 2.5%

U.S. Treasury Notes - 2.5%
U.S. Treasury Note
0.125%, 1/15/2024	1,000,000	$984,883
0.875%, 1/31/2024	1,000,000	985,078
2.25%, 1/31/2024	1,000,000	989,492
2.50%, 1/31/2024	1,000,000	990,273
0.125%, 2/15/2024	1,000,000	980,586
2.75%, 2/15/2024	1,000,000	989,883

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $5,934,672)		5,920,195

U.S. GOVERNMENT SECURITIES - 2.1%

U.S. Treasury Bills - 2.1%
U.S. Treasury Bill
4.948%, 1/25/2024[2]	1,000,000	983,061
5.058%, 2/22/2024[2]	1,000,000	978,930
5.336%, 4/18/2024[2]	1,000,000	970,949
5.379%, 6/13/2024[2]	1,000,000	962,978
5.391%, 8/8/2024[2]	1,000,000	955,107

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $4,855,566)		4,851,025

SHORT-TERM INVESTMENT - 1.6%
Dreyfus Government Cash Management, Institutional Shares, 5.22%[3]
(Identified Cost $3,764,088)	3,764,088	3,764,088

TOTAL INVESTMENTS - 99.0%
(Identified Cost $250,786,680)		234,228,206
OTHER ASSETS, LESS LIABILITIES - 1.0%		2,456,043
NET ASSETS - 100.0%		$236,684,249

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents the annualized yield at time of purchase.

3Rate shown is the current yield as of September 30, 2023.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant

Investment Portfolio - September 30, 2023

(unaudited)

observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$213,315,833	$—	$213,315,833	$—
U.S. Treasury and other U.S. Government agencies	10,771,220	—	10,771,220	—
Mutual fund	6,377,065	6,377,065	—	—
Short-Term Investment	3,764,088	3,764,088	—	—
Total assets	$234,228,206	$10,141,153	$224,087,053	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or September 30, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.